Non-Controlling Interest in Consolidated Subsidiaries	6 Months Ended
Jun. 30, 2020
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Non-Controlling Interest in Consolidated Subsidiaries
Note 15.
Non-Controlling
Interest in Consolidated Subsidiaries
An analysis of non-controlling interest in its consolidated subsidiaries as of June 30, 2020 and December 31, 2019 is as follows:

	June 30, 2020		December 31, 2019
Mexico	Ps.	5,050	Ps.	5,671
Colombia		23		21
Brazil		756		1,059

	Ps.	5,829	Ps.	6,751